Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Other-than-temporary impairment losses of securities	$ 401	$ 67	$ 2,659
Other-than-temporary impairment losses of securities, recognized in other comprehensive income	$ 0	$ 0	$ 190